Average Annual Total Returns{- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2050 Fund	Fidelity Freedom Blend 2050 Fund- Class K Return Before Taxes Past 1 year	Fidelity Freedom Blend 2050 Fund- Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0391 Past 1 year	F0391 Since Inception
Total	17.94%	12.46%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018